Putnam Research Fund
The fund's portfolio
10/31/24 (Unaudited)

COMMON STOCKS (95.3%)(a)
	Shares	Value
Aerospace and defense (1.7%)
Boeing Co. (The)(NON)	6,657	$993,957
Howmet Aerospace, Inc.	24,365	2,429,678
L3Harris Technologies, Inc.	3,452	854,266
Northrop Grumman Corp.	6,465	3,290,814
RTX Corp.	19,600	2,371,404

		9,940,119
Air freight and logistics (0.9%)
FedEx Corp.	20,040	5,487,954

		5,487,954
Automobiles (1.3%)
General Motors Co.	20,670	1,049,209
Tesla, Inc.(NON)	26,348	6,583,048

		7,632,257
Banks (3.2%)
Bank of America Corp.	199,167	8,329,164
Citigroup, Inc.	132,748	8,518,440
JPMorgan Chase & Co.	6,952	1,542,788

		18,390,392
Beverages (2.3%)
Coca-Cola Co. (The)	86,377	5,641,282
Monster Beverage Corp.(NON)	19,797	1,042,906
PepsiCo, Inc.	38,361	6,370,995

		13,055,183
Biotechnology (2.3%)
AbbVie, Inc.	35,296	7,195,796
Amgen, Inc.	3,999	1,280,320
Ascendis Pharma A/S ADR (Denmark)(NON)	23,790	2,921,888
Exact Sciences Corp.(NON)	8,502	586,043
Regeneron Pharmaceuticals, Inc.(NON)	968	811,378
Vertex Pharmaceuticals, Inc.(NON)	1,575	749,669

		13,545,094
Broadline retail (3.9%)
Amazon.com, Inc.(NON)	121,731	22,690,658

		22,690,658
Capital markets (1.9%)
BlackRock, Inc.	824	808,369
Charles Schwab Corp. (The)	69,614	4,930,760
CME Group, Inc.	8,629	1,944,631
TPG, Inc.	46,797	3,167,221

		10,850,981
Chemicals (2.3%)
Corteva, Inc.	78,227	4,765,589
DuPont de Nemours, Inc.	23,784	1,973,834
Eastman Chemical Co.	14,285	1,501,211
Linde PLC	1,683	767,700
PPG Industries, Inc.	11,359	1,414,309
Sherwin-Williams Co. (The)	7,514	2,695,798

		13,118,441
Construction materials (0.4%)
CRH PLC	27,113	2,587,394

		2,587,394
Consumer finance (1.3%)
Capital One Financial Corp.	45,786	7,453,503

		7,453,503
Consumer staples distribution and retail (2.4%)
BJ's Wholesale Club Holdings, Inc.(NON)	10,795	914,660
Costco Wholesale Corp.	3,715	3,247,579
Target Corp.	14,686	2,203,487
Walmart, Inc.	89,402	7,326,494

		13,692,220
Containers and packaging (0.5%)
Berry Global Group, Inc.	13,870	977,142
International Paper Co.	32,656	1,813,714

		2,790,856
Electric utilities (2.3%)
Constellation Energy Corp.	1,806	474,906
NextEra Energy, Inc.	40,211	3,186,722
NRG Energy, Inc.	53,124	4,802,409
PG&E Corp.	97,756	1,976,626
PPL Corp.	56,548	1,841,203
Southern Co. (The)	11,869	1,080,435

		13,362,301
Electrical equipment (0.5%)
Vertiv Holdings Co. Class A	27,866	3,045,475

		3,045,475
Electronic equipment, instruments, and components (0.4%)
Vontier Corp.	55,128	2,044,146

		2,044,146
Entertainment (1.2%)
Netflix, Inc.(NON)	4,539	3,431,620
Spotify Technology SA (Sweden)(NON)	3,701	1,425,255
Walt Disney Co. (The)	19,178	1,844,924

		6,701,799
Financial services (3.9%)
Apollo Global Management, Inc.	30,044	4,304,103
Berkshire Hathaway, Inc. Class B(NON)	6,983	3,148,774
Mastercard, Inc. Class A	19,378	9,681,055
Visa, Inc. Class A	18,279	5,298,168

		22,432,100
Ground transportation (1.3%)
Canadian Pacific Kansas City, Ltd. (Canada)	23,053	1,778,769
Old Dominion Freight Line, Inc.	7,310	1,471,649
Uber Technologies, Inc.(NON)	17,463	1,258,209
Union Pacific Corp.	12,004	2,785,768

		7,294,395
Health care equipment and supplies (1.9%)
Abbott Laboratories	24,664	2,796,158
Becton, Dickinson and Co.	2,400	560,616
Boston Scientific Corp.(NON)	34,398	2,890,120
Intuitive Surgical, Inc.(NON)	6,385	3,217,018
Medtronic PLC	13,577	1,211,747
Stryker Corp.	1,373	489,172

		11,164,831
Health care providers and services (2.6%)
Cigna Group (The)	6,367	2,004,395
McKesson Corp.	6,246	3,126,685
UnitedHealth Group, Inc.	17,506	9,882,138

		15,013,218
Hotels, restaurants, and leisure (2.3%)
Booking Holdings, Inc.	1,000	4,676,250
Chipotle Mexican Grill, Inc.(NON)	52,172	2,909,632
Hilton Worldwide Holdings, Inc.	10,996	2,582,411
Vail Resorts, Inc.	6,384	1,057,765
Viking Holdings, Ltd. (Bermuda)(NON)	50,992	2,001,436

		13,227,494
Household durables (0.7%)
PulteGroup, Inc.	32,138	4,162,835

		4,162,835
Household products (1.5%)
Clorox Co. (The)	4,269	676,850
Procter & Gamble Co. (The)	46,712	7,715,888

		8,392,738
Industrial conglomerates (0.6%)
Honeywell International, Inc.	16,705	3,435,884

		3,435,884
Insurance (2.0%)
AIA Group, Ltd. (Hong Kong)	436,200	3,442,629
Assured Guaranty, Ltd.	35,698	2,979,355
AXA SA (France)	106,660	4,004,793
Prudential PLC (United Kingdom)	152,511	1,269,631

		11,696,408
Interactive media and services (6.0%)
Alphabet, Inc. Class A	114,360	19,568,140
Meta Platforms, Inc. Class A	26,463	15,019,870

		34,588,010
Life sciences tools and services (1.5%)
Bio-Rad Laboratories, Inc. Class A(NON)	7,448	2,667,799
Danaher Corp.	10,031	2,464,215
Thermo Fisher Scientific, Inc.	6,289	3,435,806

		8,567,820
Machinery (1.6%)
Fortive Corp.	46,108	3,293,495
Ingersoll Rand, Inc.	20,996	2,015,616
Otis Worldwide Corp.	41,565	4,081,683

		9,390,794
Media (0.4%)
Charter Communications, Inc. Class A(NON)	6,482	2,123,568

		2,123,568
Metals and mining (0.5%)
Agnico-Eagle Mines, Ltd. (Canada)	16,052	1,385,520
Glencore PLC (United Kingdom)	275,983	1,447,431

		2,832,951
Multi-utilities (0.3%)
Ameren Corp.	11,555	1,006,556
CenterPoint Energy, Inc.	21,193	625,829

		1,632,385
Office REITs (0.3%)
Vornado Realty Trust(R)	36,799	1,523,847

		1,523,847
Oil, gas, and consumable fuels (3.5%)
Antero Resources Corp.(NON)	48,404	1,252,696
BP PLC (United Kingdom)	235,032	1,149,499
Cenovus Energy, Inc. (Canada)	169,546	2,726,423
ConocoPhillips	19,755	2,163,963
Exxon Mobil Corp.	90,263	10,540,913
Shell PLC (London Exchange) (United Kingdom)	78,466	2,619,770

		20,453,264
Passenger airlines (0.2%)
Southwest Airlines Co.	45,962	1,405,518

		1,405,518
Pharmaceuticals (3.1%)
4Front Ventures Corp.(NON)	1,724,209	66,382
Eli Lilly and Co.	10,088	8,370,417
Innoviva, Inc.(NON)	180,268	3,526,042
Johnson & Johnson	19,308	3,086,577
Merck & Co., Inc.	22,362	2,288,080
Zoetis, Inc.	4,260	761,603

		18,099,101
Semiconductors and semiconductor equipment (11.9%)
Advanced Micro Devices, Inc.(NON)	85,390	12,302,137
Analog Devices, Inc.	30,958	6,907,039
Broadcom, Inc.	49,671	8,432,646
NVIDIA Corp.	288,033	38,239,261
Qualcomm, Inc.	21,245	3,458,049

		69,339,132
Software (9.0%)
Microsoft Corp.	88,098	35,798,622
Nutanix, Inc. Class A(NON)	29,022	1,802,266
Oracle Corp.	77,232	12,962,619
Salesforce, Inc.	4,471	1,302,715

		51,866,222
Specialized REITs (1.0%)
American Tower Corp.(R)	10,479	2,237,686
Gaming and Leisure Properties, Inc.(R)	65,615	3,293,217

		5,530,903
Specialty retail (2.0%)
Home Depot, Inc. (The)	21,412	8,430,976
O'Reilly Automotive, Inc.(NON)	709	817,576
TJX Cos., Inc. (The)	20,551	2,322,880

		11,571,432
Technology hardware, storage, and peripherals (7.0%)
Apple, Inc.	143,980	32,526,524
Seagate Technology Holdings PLC	84,158	8,446,939

		40,973,463
Textiles, apparel, and luxury goods (0.3%)
Levi Strauss & Co. Class A	33,653	575,130
Nike, Inc. Class B	6,084	469,259
On Holding AG Class A (Switzerland)(NON)	14,477	686,499

		1,730,888
Trading companies and distributors (0.5%)
United Rentals, Inc.	3,448	2,802,534

		2,802,534
Wireless telecommunication services (0.6%)
T-Mobile US, Inc.	14,532	3,242,961

		3,242,961

Total common stocks (cost $296,581,992)		$550,883,469

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.625%, 5/15/31(i)	$133,000	$114,448

Total U.S. treasury obligations (cost $114,448)		$114,448

SHORT-TERM INVESTMENTS (4.6%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.95%(AFF)	Shares	25,156,935	$25,156,935
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%(P)	Shares	100,000	100,000
U.S. Treasury Bills 4.616%, 1/9/25(SEG)		$300,000	297,434
U.S. Treasury Bills 4.635%, 1/16/25(SEG)		200,000	198,119
U.S. Treasury Bills 4.984%, 12/17/24(SEG)		542,000	538,837

Total short-term investments (cost $26,291,074)			$26,291,325
TOTAL INVESTMENTS

Total investments (cost $322,987,514)			$577,289,242

	FORWARD CURRENCY CONTRACTS at 10/31/24 (aggregate face value $23,860,624) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/18/24	$4,267,594	$4,360,462	$92,868
		Canadian Dollar	Sell	1/22/25	574,194	592,983	18,789
		Danish Krone	Sell	12/18/24	1,172,102	1,199,097	26,995
	Barclays Bank PLC
		Canadian Dollar	Sell	1/22/25	37,598	37,851	253
		Euro	Sell	12/18/24	1,011,319	1,033,079	21,760
	Citibank, N.A.
		Canadian Dollar	Sell	1/22/25	1,514,641	1,564,328	49,687
		Euro	Sell	12/18/24	1,405,493	1,435,705	30,212
	Goldman Sachs International
		Hong Kong Dollar	Sell	11/20/24	125,897	125,904	7
	HSBC Bank USA, National Association
		Canadian Dollar	Sell	1/22/25	45,809	46,732	923
		Hong Kong Dollar	Sell	11/20/24	2,315,394	2,316,339	945
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	1/22/25	1,333,783	1,377,511	43,728
	Morgan Stanley & Co. International PLC
		British Pound	Sell	12/18/24	232,340	237,344	5,004
		Canadian Dollar	Sell	1/22/25	271,827	280,581	8,754
	NatWest Markets PLC
		Canadian Dollar	Sell	1/22/25	49,050	50,655	1,605
		Danish Krone	Sell	12/18/24	930,411	952,108	21,697
	State Street Bank and Trust Co.
		British Pound	Sell	12/18/24	224,732	227,460	2,728
		Canadian Dollar	Buy	1/22/25	144,629	145,860	(1,231)
		Euro	Sell	12/18/24	108,651	111,731	3,080
		Hong Kong Dollar	Sell	11/20/24	952,646	952,966	320
	Toronto-Dominion Bank
		Canadian Dollar	Sell	1/22/25	1,125,915	1,162,809	36,894
	UBS AG
		British Pound	Sell	12/18/24	1,517,685	1,551,700	34,015
		Canadian Dollar	Sell	1/22/25	1,501,461	1,550,391	48,930
		Euro	Sell	12/18/24	1,200,069	1,225,922	25,853
	WestPac Banking Corp.
		British Pound	Sell	12/18/24	1,292,695	1,321,106	28,411

	Unrealized appreciation						503,458

	Unrealized (depreciation)						(1,231)

	Total						$502,227
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 10/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	67	$19,113,258	$19,223,975	Dec-24	$(193,383)

Unrealized appreciation					—

Unrealized (depreciation)					(193,383)

Total					$(193,383)

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2024 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $577,809,300.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$10,976,362	$25,855,317	$11,674,744	$185,289	$25,156,935

	Total Short-term investments	$10,976,362	$25,855,317	$11,674,744	$185,289	$25,156,935
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $941,966.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts for equitizing cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$46,656,338	$—	$—
Consumer discretionary	61,015,564	—	—
Consumer staples	35,140,141	—	—
Energy	16,683,995	3,769,269	—
Financials	62,106,331	8,717,053	—
Health care	66,390,064	—	—
Industrials	42,802,673	—	—
Information technology	164,222,963	—	—
Materials	19,882,211	1,447,431	—
Real estate	7,054,750	—	—
Utilities	14,994,686	—	—

Total common stocks	536,949,716	13,933,753	—
U.S. treasury obligations	—	114,448	—
Short-term investments	100,000	26,191,325	—

Totals by level	$537,049,716	$40,239,526	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$502,227	$—
Futures contracts	(193,383)	—	—

Totals by level	$(193,383)	$502,227	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	50
Forward currency contracts (contract amount)	$24,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com